Performance Graph - Unaudited (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Graph [Line Items]
Document Fiscal Year Focus	2014
United Technologies Corporation
Performance Graph [Line Items]
December, Graph Details	$ 186.12	$ 180.37	$ 127.14	$ 110.46	$ 116.24	$ 100.00
S&P 500 Index
Performance Graph [Line Items]
December, Graph Details	205.14	180.44	136.30	117.49	115.06	100.00
Dow Jones Industrial Average
Performance Graph [Line Items]
December, Graph Details	$ 194.44	$ 176.69	$ 136.28	$ 123.62	$ 114.06	$ 100.00